Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 115,156,000,000	₩ 191,825,000,000
Deposits due to customers	267,508,119,000,000	252,216,165,000,000
Borrowings	19,791,006,000,000	16,500,328,000,000
Debentures	32,818,388,000,000	30,714,176,000,000
Lease liabilities	434,934,000,000
Other financial liabilities	14,165,526,000,000	16,834,966,000,000
Total	334,833,129,000,000	316,457,460,000,000
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	115,156,000,000	191,825,000,000
Deposits due to customers	166,474,535,000,000	145,187,689,000,000
Borrowings	8,596,202,000,000	6,373,835,000,000
Debentures	2,378,211,000,000	2,153,916,000,000
Lease liabilities	46,072,000,000
Other financial liabilities	11,242,367,000,000	14,240,022,000,000
Total	188,852,543,000,000	168,147,287,000,000
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	36,697,168,000,000	33,825,662,000,000
Borrowings	2,948,384,000,000	2,846,294,000,000
Debentures	2,894,577,000,000	2,416,483,000,000
Lease liabilities	42,549,000,000
Other financial liabilities	60,981,000,000	44,572,000,000
Total	42,643,659,000,000	39,133,011,000,000
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	24,634,859,000,000	22,186,833,000,000
Borrowings	2,162,846,000,000	1,874,069,000,000
Debentures	3,330,658,000,000	2,201,070,000,000
Lease liabilities	37,420,000,000
Other financial liabilities	119,633,000,000	169,996,000,000
Total	30,285,416,000,000	26,431,968,000,000
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	31,233,844,000,000	42,046,740,000,000
Borrowings	1,880,424,000,000	1,607,985,000,000
Debentures	2,466,142,000,000	2,584,230,000,000
Lease liabilities	35,210,000,000
Other financial liabilities	10,344,000,000	1,201,000,000
Total	35,625,964,000,000	46,240,156,000,000
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	6,590,119,000,000	7,098,907,000,000
Borrowings	3,682,214,000,000	3,156,128,000,000
Debentures	19,211,409,000,000	18,955,400,000,000
Lease liabilities	232,985,000,000
Other financial liabilities	71,561,000,000	90,615,000,000
Total	29,788,288,000,000	29,301,050,000,000
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	1,877,594,000,000	1,870,334,000,000
Borrowings	520,936,000,000	642,017,000,000
Debentures	2,537,391,000,000	2,403,077,000,000
Lease liabilities	40,698,000,000
Other financial liabilities	2,660,640,000,000	2,288,560,000,000
Total	₩ 7,637,259,000,000	₩ 7,203,988,000,000